Inventory (Tables)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Summary of Inventory

Inventory consisted of the following at September 30, 2017 and December 31, 2016 (in thousands):

	September 30,	December 31,
	2017	2016
Raw materials	$10,138	$9,375
Work in process	5,497	4,395
Finished goods	14,350	7,425

Total	$29,985	$21,195

Inventory consisted of the following at (in thousands):

	December 31,
	2016	2015
Raw materials	$9,375	$10,606
Work in process	4,395	3,394
Finished goods	7,425	3,543

Total	$21,195	$17,543